RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 6.   RELATED PARTY TRANSACTIONS

Legal Services

Antonio Ortúzar, who served as a director of the Company from February 18, 2010, to October 25, 2010, is a Partner in a law firm that the Company has engaged to perform certain legal services.  The Company pays for such legal services at the standard rates that the firm charges its unrelated clients.  For the three months ended September 30, 2011 and 2010, the Company incurred $0 and $66,000 of legal fees to the law firm, respectively.

MIZ

The Company is party to an employment services agreement between MIZ Comercializadora, S de R.L. (“MIZ”) and the Company in which Tom Currin (a partial owner of MIZ) serves as Chief Operating Officer of the Company.

Pursuant to the Chief Operating Officer’s Employment Services Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the “Restricted Stock”). The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin’s employment by the Company for good reason (as defined in the Employment Services Agreement) or by the Company for any reason other than for cause (as defined in the Employment Services Agreement). If his employment is terminated by the Company for cause as defined in the Employment Services Agreement, or by Mr. Currin for any reason other than good reason, then all unvested Restricted Stock will immediately expire.

The Company determined the grant date of the 2,500,000 shares was August 11, 2010. The stock price on the grant date was $0.38 per share. Total compensation expense which may be recognized in connection with these restricted shares is $950,000 if all of the shares vest. A milestone was achieved in January 2011, resulting in the vesting of 500,000 shares of common stock and the Company recorded $190,000 of stock-based compensation expense during the year ended June 30, 2011 based on a vesting service period of approximately five months beginning on the grant date. In February 2011, the Company issued the 500,000 fully vested shares of Restricted Stock to MIZ. The remaining 2,000,000 shares contain various vesting requirements that the Company estimates will be achieved between November 2011 and June 2013. During the three months ended September 30, 2011 and 2010, the Company recorded $122,373 and $53,824 of stock compensation expense for the shares based on these estimated vesting dates.

The Company also incurred $36,774 and $28,740 of stock-based compensation during the three months ended September 30, 2011 and 2010, respectively related to stock options granted to MIZ. See Note 10.

MIZ was also paid $50,000 and $0 in cash for compensation during the three months ended September 30, 2011 and 2010, respectively.  At September 30, 2011 and June 30, 2011, the Company has $100,000 of accrued bonus to MIZ recorded in payable to related parties in the consolidated balance sheets.

R&M Global Advisors

The Company is party to an employment services agreement between R&M Global Advisors, LLC. (“R&M Global Advisors”) and the Company in which Eric Marin (a partial owner of R&M Global Advisors) serves as interim Chief Financial Officer of the Company.

R&M Global Advisors was paid $22,500 and $0 in cash for compensation during the three months ended September 30, 2011 and 2010, respectively.

NOTE 6.   RELATED PARTY TRANSACTIONS

Related party payable

In November 2009, Li3 Energy started utilizing the administrative personnel and office space of a company with an office located in Lima, Peru in which Li3 Energy’s Chief Executive Officer functions in the same capacities (the “Related Party Company”).  As such, certain net common costs initially paid by the Related Party Company for the year ended June 30, 2010 were allocable to Li3 Energy.  During the year ended June 30, 2010, Li3 Energy incurred $21,859 of Related Party Company expenses, of which it paid $11,188 during the year ended June 30, 2010 to the Related Party Company for reimbursement of administrative salaries, rent, utilities and maintenance expenses. As of June 30, 2011, and June 30, 2010, the payable due to the Related Party Company is $10,986 and $10,671, respectively.  On July 31, 2010, the Company was assigned the lease from the Related Party Company and as a result, the Company did not incur related party expenses related to this lease during the year ended June 30, 2011.

MIZ

The Company is party to an employment services agreement between MIZ Comercializadora, S de R.L. (“MIZ”) and the Company in which Tom Currin (a partial owner of MIZ) serves as Chief Operating Officer of the Company.

In February 2011, the Company signed an Amendment to the Employment Services Agreement with MIZ. Under the agreement, MIZ accepted 500,000 shares of common stock in lieu of salaries payable to MIZ for the six months ended December 31, 2010 and one half of salaries payable to MIZ for the three months ending March 31, 2011. These shares were issued in February 2011. The Company recorded stock compensation expense of $192,500, which represents the fair value of the common stock on the performance grant date, or $0.385 per share. MIZ was also paid $75,000 in cash for compensation during the year ended June 30, 2011.

In addition, in February 2011, the Company issued 236,842 shares to MIZ which were previously granted in accordance with the Employment Services Agreement and an expense of $90,000 was recorded, which represents the fair value the common stock on the grant date, or $0.38 per share.

Pursuant to the Chief Operating Officer’s Employment Services Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the “Restricted Stock”). The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin’s employment by the Company by MIZ for good reason (as defined in the Employment Services Agreement) or by the Company for any reason other than for cause (as defined in the Employment Services Agreement). If his employment is terminated by the Company for cause as defined in the Employment Services Agreement, or by Mr. Currin for any reason other than good reason, then all unvested Restricted Stock will immediately expire.
The Company determined the grant date of the 2,500,000 shares was August 11, 2010. The stock price on the grant date was $0.38 per share. Total compensation expense which may be recognized in connection with these restricted shares is $950,000 if all of the shares vest. A milestone was achieved in January 2011, resulting in the vesting of 500,000 shares of common stock and the Company recorded $190,000 of stock-based compensation expense during the year ended June 30, 2011 based on a vesting service period of approximately five months beginning on the grant date. In February 2011, the Company issued the 500,000 fully vested shares of Restricted Stock to MIZ.  The remaining 2,000,000 shares contain various vesting requirements that the Company estimates will be achieved between December 2011 and June 2013. During the year ending June 30, 2011, the Company recorded $303,101 of compensation expense for the remaining 2,000,000 shares based on these estimated vesting dates.

The Company also incurred $186,090 of stock-based compensation during the year ended June 30, 2011 related to stock options granted to MIZ.  See Note 10.

Services

During the period from February 18, 2010 to October 25, 2010, one of the Company’s directors was a Partner in a law firm that the Company engaged to perform certain legal services.  The Company paid for such legal services at the standard rates that the firm charges its unrelated clients.  During the period from February 18, 2010 to June 30, 2010, the total legal fees the Company incurred to such firm was approximately $23,000.  During the period from July 1, 2010 to October 25, 2010, the total legal fees the Company incurred to such firm was approximately $69,000.  On October 25, 2010, the Partner resigned as a Director of the Company and as a result, these legal services are no longer considered related party in nature.